Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net income (loss)	$ 3,044,937	$ 830,819	$ 824,616	$ 5,964,104	$ 6,748,069
Accretion of temporary equity to redemption value					(21,520,679)
Dividend income from Trust Account					(7,721,518)
Net loss including accretion of temporary equity to redemption value					(22,494,128)
Redeemable shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net income (loss)	3,113,822	10,078,216	11,387,359	6,119,138	12,580,167
Accretion of temporary equity to redemption value					21,520,679
Net loss including accretion of temporary equity to redemption value	$ (275,542)	$ (12,501,932)	$ (11,192,789)	$ (620,139)	7,721,518
Numerator:
Allocation of net loss					$ (16,662,030)
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	25,000,000	8,516,484	6,681,034	25,000,000	17,916,667
Diluted weighted average shares outstanding (in Shares)	25,000,000	8,516,484	6,681,034	25,000,000	17,916,667
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 1.18	$ 1.7	$ 0.24	$ 0.7
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 1.18	$ 1.7	$ 0.24	$ 0.7
Non-redeemable shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net income (loss)	$ (68,885)	$ (9,247,397)	$ (10,562,743)	$ (155,035)	$ (5,832,098)
Accretion of temporary equity to redemption value
Net loss including accretion of temporary equity to redemption value	$ (68,885)	$ (9,247,397)	$ (10,562,743)	$ (155,035)
Numerator:
Allocation of net loss					$ (5,832,098)
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	6,250,000	6,299,451	6,304,957	6,250,000	6,271,250
Diluted weighted average shares outstanding (in Shares)	6,250,000	6,299,451	6,304,957	6,250,000	6,271,250
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.01)	$ (1.47)	$ (1.68)	$ (0.02)	$ (0.93)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.01)	$ (1.47)	$ (1.68)	$ (0.02)	$ (0.93)